INCOME TAXES - Schedule Of Components Of Income Tax Expense Benefit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
INCOME TAXES
Current income tax (expense)	$ (1,154,780)	$ (303,264)
Deferred tax benefit	20,055,500	625,302
Total credit for income taxes	$ 18,900,720	$ 322,038